Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	314,585.05
Total Transaction Valuation	2,277,951,094.78
Total Offset Amount	0.00
Net Fee	$ 314,585.05
Offering Table N/A
Offset Table N/A	N/A